SEMI-ANNUAL REPORT


June 30, 2002                           ING VP Worldwide Growth Portfolio


[PHOTO]


                                                             [LION LOGO]
                                                              ING FUNDS
                                                    (formerly the Pilgrim Funds)

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

            President's Letter ...............................     1
            Portfolio Managers' Report .......................     2
            Index Descriptions ...............................     4
            Statement of Assets and Liabilities ..............     5
            Statement of Operations ..........................     6
            Statements of Changes in Net Assets ..............     7
            Financial Highlights .............................     8
            Notes to Financial Statements ....................     9
            Portfolio of Investments .........................    12
            Shareholder Meeting Information ..................    15
            Director/Trustee and Officer Information .........    16

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the June 30, 2002 Semi-Annual Report for the ING VP Worldwide Growth Portfolio (formerly VIT Worldwide Growth Fund).

There have been some very important changes that have occurred over the past several months regarding the ING Funds. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to the Aetna Series Fund, Inc. and the Aetna Variable Portfolios.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Series Fund and the Aetna Variable Portfolios into the Pilgrim Funds and renamed the entire fund complex, ING Funds.

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.


Sincerely,

/s/ James Hennessy

James M. Hennessy
President
ING Funds Services, LLC
July 15, 2002

ING VP WORLDWIDE
GROWTH PORTFOLIO                                      Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Mary Lisanti, Executive Vice President and Chief Investment Officer; Jeffrey Bernstein, Senior Vice President and Portfolio Manager; Richard Saler, Senior Vice President and Senior Portfolio Manager; Philip Schwartz, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP Worldwide Growth Portfolio (the "Portfolio") (formerly Pilgrim VIT Worldwide Growth Fund) seeks long-term capital appreciation.

MARKET OVERVIEW:

DOMESTIC: Stocks slumped over the first half of the year as the market was rattled by the ongoing accounting scandals and the prospect of a more uncertain economic outlook for the rest of the year. Investor concerns heightened through the first six months as realization dawned that this economic recovery might turn out to be slower than the average recovery, despite aggressive fiscal and monetary stimulus. The announcement of fraud at Worldcom started a series of events -- the subsequent Worldcom hearings in Congress around the fraud, the discussion of which accounting standards to follow and what would happen to corporate earnings, the President's proposal on corporate governance -- which raised investors' fears about earnings prospects and the economy to heights not seen since last fall.

The overall climate of mistrust of corporate America combined with the increasing concerns about the veracity of earnings and the future prospects for earnings pushed stocks back to the lows last seen in the fall of 2001. For the first half of 2002, the S&P 500 Index declined 13.16%, while the Nasdaq Composite Index declined 24.98%, the Dow Jones Industrial Average declined 7.77%, the S&P Midcap 400 Index dropped 3.21%, while even the Russell 2000 Index declined 4.70%.

INTERNATIONAL: The first six-months of 2002 were dominated by the aftermath of the events of September 11th and the global economic recovery. By the beginning of 2002 most investors had concluded that the lowest point in the global downturn had been reached. The outlook was far from clear, however. The U.S. had led the downturn and it seemed obvious that that economy, accounting for about 30% of global output, would lead the rebound. But how strong would this be? Consumer spending had not fallen very much and there was no reason why it should accelerate. The same could be said for housing related demand. In addition, slumping business investment, especially in technology, had put the economies on the downward track and was unlikely to rebound strongly since it would take both substantially improving corporate profits and/or a new impetus to invest. The first would take time. The second was hard to see, given the scale of the over-investment in technology that had taken place.

There was little to get enthused over in the international economies, which were earlier in the cycle than the U.S. Japan's problems, deflation and a paralyzed banking system, seemed as intractable as ever. Demand remained weak in Europe ex the U.K. In the U.K., overall conditions were more favorable, with unemployment and interest rates at the lowest levels in a generation, a booming housing market and vibrant consumer demand. But the U.K.'s economy was too small in global terms to make a difference.

By the end of the first half, global conditions had continued to brighten, but the concerns expressed above persisted. In addition a new cloud had arrived to darken sentiment. Concerns over corporate governance in general and some cases of outright fraud led investors worldwide to question whether the "good times" for profits of just a few years ago had been a mirage.

During the six-month period almost all developed markets fell when measured in their local currencies: over all, the MSCI EAFE Index fell 9.6%. But a weakening U.S. dollar meant that the loss from EAFE in dollars was only 1.6%. Europe ex U.K. fell 4.0% in dollars, while the U.K. fell 5.7%. The Japanese market actually rose 8.4%, a very strong Yen swamping a small market loss. The brightest spot has been emerging markets especially in Asia. Because of the nature of the goods produced in these economies, their markets tend to be strong in the early days of global recovery. Accordingly, as a whole, emerging markets were up between 1% and 2% in both local currencies and dollars, despite weak Latin American currencies.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio, excluding any charges, returned -11.56%, compared to the MSCI World Index, which returned -8.12% for the same period.

PORTFOLIO SPECIFICS:

DOMESTIC: The Portfolio was hurt by its overweight in Information Technology and Energy but helped by its underweight in Health Care, Industrials and Telecom Services (the Portfolio did not own Worldcom).

Part of our process is to try to use the volatility of the market to our investors' advantage by using periods of weakness to initiate or add to positions. We added selectively to higher quality consumer holdings while trimming some of the lesser quality names -- the relative outperformance of the group and the appreciation of certain holdings increased the overall weight in the portfolio. We trimmed or eliminated some of the lower quality names in the technology sector, particularly the semiconductor companies that would be associated with the telecom sector. And we continued to add to growth-oriented financial companies.

International: Given the uncertainties described above, we framed our strategy so as to cover a wide spread of sectors with no large bets, notwithstanding our positive outlook, on balance, for the global economy. Instead we decided to be opportunistic in taking advantage of stocks, which appeared to offer good relative value according to our process.

This approach was successful in that the Portfolio outperformed the MSCI EAFE Index over the six-month

                                                                ING VP WORLDWIDE
Portfolio Managers' Report                                      GROWTH PORTFOLIO
--------------------------------------------------------------------------------

period by some 1.5%. This is approximately accounted for by the benefits of being underweight stocks in the worst performing sectors, telecommunications and technology. The effect of stock selection was neutral although it is noteworthy that good selection in one section of the Consumer sector: Staples, balanced out poor selection in the Discretionary section.

MARKET OUTLOOK:

DOMESTIC: We remain cautiously optimistic about the stock market. While the economy may not be growing as fast as many thought is was previously, at current multiples stocks probably reflect those concerns -- excluding technology, the S&P 500 Index is now trading below the lowest p/e (price/earnings) multiple it carried in the 1990-1991 recession, and a bit below the average of the last decade. This coming quarter could end the seven quarters of year-over-year decline in corporate earnings we have seen. Interest rates are likely to remain low for the foreseeable future, which could create a positive backdrop for equity prices. While it may take time to restore investor confidence in earnings and in corporate governance, the steps recently taken -- requiring CEOs and CFOs to certify under oath that their most recent annual and quarterly earnings reports are accurate by August 14th -- may hasten that restoration.

Under this likely scenario, we are focusing on companies that may potentially grow real earnings in a low-or no-inflation environment and who may be able to thrive under greater accounting scrutiny. Consistent with our longstanding strategy, we are favoring companies that seek to control costs when pricing power is elusive.

INTERNATIONAL: The global economy continues its fitful recovery led by the U.S. decelerating inventory reductions and defense related government spending are prominent elements in the acceleration of U.S. Gross Domestic Product growth to 5.6% annualized in the first quarter of 2002. There is evidence that this may be causing improved export performance in the next two largest economies, Japan and Germany. Unfortunately business investment in the U.S. continues to fall, albeit at a declining rate. Other than the early cycle economies of some emerging markets, especially in Asia, it is hard to see strong sustained global growth taking hold until business investment improves. In the meantime the global wall of worry over corporate governance remains to be scaled.

In view of this we will maintain our strategy to avoid big bets on any particular economic outcome or backdrop, but to invest in companies from across the spectrum, which offer good relative value on a stock-by-stock basis. We are about 4% underweight in technology and 5% in utilities. However we have restored to neutral, our weight in the beaten down telecommunications sector, as value may now exist there.

                                                   Average Annual
                                            Total Returns for the Periods
                                                 Ended June 30, 2002
                                            ------------------------------
                                                           Since Inception
                                              1 Year          04/28/00
                                            -----------   ----------------
     ING VP Worldwide Growth Portfolio        -19.31%          -18.77%
     MSCI World Index                         -14.22%          -15.85%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP Worldwide Growth Portfolio against the MSCI World Index. The Index has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager and Distributor have voluntarily agreed to waive a portion of their management and distribution fees and to pay other operating expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no deferral waiver or reimbursement to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) SINCE INCEPTION PERFORMANCE FOR INDEX IS SHOWN FROM 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks, including fluctuation and political risks not found in investments that are solely domestic.

                 See accompanying index descriptions on page 4.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 Index is a widely recognized unmanaged index of 500 common stocks.

The NASDAQ COMPOSITE INDEX is a broad based unmanaged capitalization-weighted index of all NASDAQ National Market and SmallCap stocks.

The DOW JONES INDUSTRIAL AVERAGE is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

The RUSSELL 2000 INDEX consists of the smallest 2,000 companies in the Russell 3000 Index.

The MSCI WORLD INDEX is an average-weighted index by market value and measures the performance of approximately 1,450 securities representing 20 countries.

The MSCI EAFE INDEX consists of more than 1,000 securities taken from the largest market capitalization companies based in Europe, Australia and Asia (Australasia), and the Far East.


                           All indices are unmanaged.
                An investor cannot invest directly in an index.

       STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value*                                         $ 30,030,764
Short-term investments, at amortized cost                                       3,496,602
Cash                                                                              257,846
Receivables:
  Investment securities sold                                                      360,416
  Fund shares sold                                                                170,781
  Dividends and interest                                                           37,217
Other Investments (Note 6)                                                        635,130
Prepaid expenses                                                                    1,162
Reimbursement due from investment manager                                          13,201
                                                                             ------------
    Total assets                                                               35,003,119
                                                                             ------------
LIABILITIES:
Payable for investment securities purchased                                     1,803,263
Payable for securities loaned                                                     635,130
Payable to affiliates                                                              32,967
Other accrued expenses and liabilities                                             71,408
                                                                             ------------
    Total liabilities                                                           2,542,768
                                                                             ------------
NET ASSETS (equivalent to $6.35 per share on 5,110,507 shares outstanding)   $ 32,460,351
                                                                             ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital - shares of beneficial interest at $0.001 par value
 (unlimited shares authorized)                                               $ 39,821,627
Undistributed net investment income                                                52,732
Accumulated net realized loss on investments and foreign currencies            (6,387,302)
Net unrealized depreciation of investments and foreign currencies              (1,026,706)
                                                                             ------------
NET ASSETS                                                                   $ 32,460,351
                                                                             ============
* Cost of securities                                                         $ 31,059,815

                 See Accompanying Notes to Financial Statements

   STATEMENT OF OPERATIONS for the Six Months Ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign taxes)*                                             $   197,432
Interest                                                                           32,684
Securities loaned income                                                              971
                                                                              -----------
  Total investment income                                                         231,087
                                                                              -----------
EXPENSES:
Investment management fees                                                        144,970
Distribution fees                                                                  36,243
Custodian and fund accounting fees                                                 39,541
Transfer agent fees                                                                 6,307
Trustees' fees                                                                      5,309
Shareholder reporting fees                                                         12,333
Registration fees                                                                     912
Professional fees                                                                  21,347
Miscellaneous expense                                                               1,394
                                                                              -----------
  Total expenses                                                                  268,356
Less: Expenses waived and reimbursed by investment manager                         90,001
                                                                              -----------
  Net expenses                                                                    178,355
                                                                              -----------
Net investment income                                                              52,732
                                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized loss on investments                                               (2,279,644)
Net realized loss on foreign currencies                                            (3,447)
Net change in unrealized depreciation of investments and foreign currencies    (1,352,867)
                                                                              -----------
  Net realized and unrealized loss on investments and foreign currencies       (3,635,958)
                                                                              -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $(3,583,226)
                                                                              ===========
* Foreign taxes                                                               $    24,144

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------



                                                             SIX MONTHS           YEAR
                                                               ENDED             ENDED
                                                              JUNE 30,        DECEMBER 31,
                                                                2002              2001
                                                            ------------      ------------
FROM OPERATIONS:
Net investment income (loss)                                $     52,732      $    (24,390)
Net realized loss on investments and foreign currencies       (2,283,091)       (4,254,153)
Net change in unrealized appreciation (depreciation) of
 investments and foreign currencies                           (1,352,867)        1,370,731
                                                            ------------      ------------
Net decrease in net assets resulting from operations          (3,583,226)       (2,907,812)
                                                            ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                              14,756,846        25,064,397
Cost of shares redeemed                                       (2,696,761)       (8,429,800)
                                                            ------------      ------------
Net increase in net assets resulting from
 capital share transactions                                   12,060,085        16,634,597
                                                            ------------      ------------
Net increase in net assets                                     8,476,859        13,726,785

NET ASSETS:
Beginning of period                                           23,983,492        10,256,707
                                                            ------------      ------------
End of period                                               $ 32,460,351      $ 23,983,492
                                                            ============      ============
Undistributed net investment income at end of period        $     52,732      $         --
                                                            ============      ============

                 See Accompanying Notes to Financial Statements

ING VP WORLDWIDE
GROWTH PORTFOLIO (UNAUDITED)                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                           SIX MONTHS          YEAR             PERIOD
                                                              ENDED            ENDED             ENDED
                                                            JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                              2002             2001             2000(1)
                                                              ----             ----             -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $        7.18              8.81             10.00
 Income from investment operations:
 Net investment income (loss)                         $        0.01             (0.01)             0.00(5)
 Net realized and unrealized loss on investments
 and foreign currencies                               $       (0.84)            (1.62)            (1.16)
 Total from investment operations                     $       (0.83)            (1.63)            (1.16)
 Less distributions from:
 Net realized gains on investments                    $          --                --              0.02
 In excess of net realized gains on investments       $          --                --              0.01
 Total distributions                                  $          --                --              0.03
 Net asset value, end of period                       $        6.35              7.18              8.81
 Total Return(2)                                      %      (11.56)           (18.50)           (11.62)

Ratios and Supplemental Data:
 Net assets, end of period (000's)                    $      32,460            23,983            10,257
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)       %        1.23              1.23              1.23
 Gross expenses prior to expense reimbursement(3)     %        1.85              2.97              2.97
 Net investment income (loss) after expense
 reimbursement(3)(4)                                  %        0.36             (0.15)            (0.11)
 Portfolio turnover rate                              %         211               252                11

----------
(1)  Portfolio commenced operations on April 28, 2000.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for the periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investment, LLC within three years.
(5)  Per share amount is less than $0.01.

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. ING VP Worldwide Growth Portfolio is a separately managed portfolio (the "Portfolio", formerly Pilgrim VIT Worldwide Growth Fund) of the ING Variable Insurance Trust (formerly Pilgrim Variable Insurance Trust, the "Trust"). The Trust was organized as a Delaware business trust on July 15, 1999 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of the Portfolio and seven other managed portfolios. The Portfolio commenced operations on April 28, 2000. Shares of the Trust are offered to separate accounts as an investment medium for variable contracts issued by life insurance companies.

Effective March 1, 2002, ING Pilgrim Investments, LLC, ING Pilgrim Securities, Inc. and ING Pilgrim Group, LLC changed their names to ING Investments, LLC, ING Funds, Distributor, Inc. and ING Funds Services, LLC, respectively.

SECURITY VALUATION. Securities listed on an exchange or trading in the over-the-counter market are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the closing bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Securities for which market quotations are not readily available are valued at the fair value as determined in good faith by or at the direction of the Board of Trustees. Bonds and other fixed income securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. The amortized cost method of valuation is used with respect to debt obligations with 60 days or less remaining to maturity at the date of acquisition, which constitutes fair value as determined by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income and net realized gains, if any are declared and paid annually by the Portfolio.

The Portfolio may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

FOREIGN CURRENCY. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gain (loss) on foreign currency transactions represents the foreign exchange: (1) gains and losses from the sale of foreign currencies, (2) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received. Net change in unrealized appreciation (depreciation) of investments and foreign currencies arise from changes in the value of assets and liabilities including investment in securities at fiscal year end, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS. The Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the funds' net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign

--------------------------------------------------------------------------------

exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. At June 30, 2002, the Portfolio did not have any open forward foreign currency contracts.

REPURCHASE AGREEMENTS. The Portfolio's custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

FEDERAL INCOME TAXES. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, the Portfolio intends not to be subject to any federal excise tax.

Capital loss carryforwards available for Federal income tax purposes as of December 31, 2001 were $3,218,661, and are scheduled to expire during 2009-2010. To the extent any future capital gains are offset by those loss carryforwards, such gains may not be distributed to shareholders.

MANAGEMENT'S USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT MANAGER AND DISTRIBUTOR

ING Investments, LLC ("Investment Manager") (formerly ING Pilgrim Investments,
LLC), a wholly-owned subsidiary of ING Groep, N.V. is the Investment Manager of the Fund. The Trust pays the Investment Manager for its services under the Management Agreement a fee, payable monthly, based on an annual rate of 1.00% of the average daily net assets of the Portfolio.

The Investment Manager has entered into an expense limitation contract with the Portfolio, under which it will limit expenses of the Portfolio to the extent of 1.23% of the value of the Portfolio's average daily net assets, excluding interest, taxes, brokerage and extraordinary expenses. Fee waivers and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated expense limit.

The Trust, on behalf of the Portfolio, has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act. The Portfolio pays ING Funds Distributor, Inc. (the "Distributor", formerly ING Pilgrim Securities, Inc.) monthly, based on an annual rate of up to 0.25% of the Portfolio's average daily net assets. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio.

--------------------------------------------------------------------------------

At June 30, 2002, the Portfolio had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

                  ACCRUED
                INVESTMENT           ACCRUED
                MANAGEMENT        DISTRIBUTION
                    FEE                FEE              TOTAL
                    ---                ---              -----
                 $ 26,354            $ 6,613          $ 32,967

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

              Aggregate purchases             $66,611,379
              Aggregate sales                 $54,745,661

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars, were as follows:

                                                  SIX MONTHS ENDED JUNE 30, 2002
                                                  ------------------------------
                                                    Shares            Amount
                                                  ---------        ------------
Shares sold                                        2,163,249       $ 14,756,846
Shares redeemed                                     (394,792)        (2,696,761)
                                                  ----------       ------------
Net increase                                       1,768,457       $ 12,060,085
                                                  ==========       ============

                                                   YEAR ENDED DECEMBER 31, 2001
                                                  ------------------------------
                                                    Shares            Amount
                                                  ---------        ------------
Shares sold                                        3,303,062       $ 25,064,397
Shares redeemed                                   (1,124,917)        (8,429,800)
                                                  ----------       ------------
Net increase                                       2,178,145       $ 16,634,597
                                                  ==========       ============

NOTE 5 --CONCENTRATION OF RISK

FOREIGN SECURITIES. The Portfolio may invest in foreign securities. Investments in foreign securities may entail risks not present in domestic investments. Since investments of securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments.

NON-DIVERSIFIED. The Portfolio is classified as a non-diversified investment company under the Investment Company Act, which means that the Portfolio is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

NOTE 6 -- SECURITIES LENDING

Under an agreement with Brown Brothers Harriman ("BBH"), the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, U.S. Government securities or irrevocable performance letters of credit issued by banks approved by the Portfolio. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in Brown Brothers Investment Trust. A portion of the income generated by the investment of the collateral, net of any rebates paid by BBH to borrowers, is remitted to BBH as lending agent, and the remainder is paid to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. At June 30, 2002, the Portfolio had securities on loan with total market value of $586,396.

ING VP
Worldwide
Growth
Portfolio
            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCK: 91.97%
                  AUSTRALIA: 1.05%
  90,400          QBE Insurance Group Ltd.                         $    337,914
                                                                   ------------
                  Total Australia                                       337,914
                                                                   ------------
                  BELGIUM: 0.52%
   3,800          Omega Pharma SA                                       169,857
                                                                   ------------
                  Total Belgium                                         169,857
                                                                   ------------
                  BRAZIL: 0.38%
   6,300          Banco Bradesco SA ADR                                 124,425
                                                                   ------------
                  Total Brazil                                          124,425
                                                                   ------------
                  CANADA: 1.83%
  12,800    @     Bombardier, Inc.                                      108,700
   3,700          Cameco Corp.                                           94,905
  10,343          EnCana Corp.                                          316,796
   6,600          Placer Dome, Inc.                                      73,986
                                                                   ------------
                  Total Canada                                          594,387
                                                                   ------------
                  DENMARK: 0.82%
   2,475          Novo-Nordisk A/S                                       81,786
   6,700          TDC A/S                                               184,945
                                                                   ------------
                  Total Denmark                                         266,731
                                                                   ------------
                  FINLAND: 0.58%
  12,900          Nokia OYJ ADR                                         186,792
                                                                   ------------
                  Total Finland                                         186,792
                                                                   ------------
                  FRANCE: 5.80%
   2,950          Aventis SA                                            208,625
  10,800          Credit Agricole SA                                    239,513
   4,300          Credit Lyonnais SA                                    183,942
  12,150          Havas SA                                               74,608
   3,500          Schneider Electric SA                                 187,840
   4,770          Societe Generale                                      313,593
   1,790          TotalFinaElf SA                                       290,053
   5,500          Valeo SA                                              228,227
   7,271          Vivendi Universal SA                                  156,807
                                                                   ------------
                  Total France                                        1,883,208
                                                                   ------------
                  GERMANY: 2.65%
     700          Adidas-Salomon AG                                      57,266
   1,430          Allianz AG                                            285,842
   6,230          Deutsche Bank AG                                      431,991
   1,780          Volkswagen AG                                          86,319
                                                                   ------------
                  Total Germany                                         861,418
                                                                   ------------
                  HONG KONG: 0.45%
  88,000          Hong Kong
                  Exchanges and Clearing Ltd.                           144,979
                                                                   ------------
                  Total Hong Kong                                       144,979
                                                                   ------------
                  IRELAND: 2.46%
  15,300          Bank of Ireland                                       189,712
  11,800          CRH PLC                                               195,499
  12,400          Irish Life & Permanent PLC                            179,053
  38,200    @     Ryanair Holdings PLC                                  235,324
                                                                   ------------
                  Total Ireland                                         799,588
                                                                   ------------
                  ISRAEL: 1.69%
   8,200          Teva Pharmaceutical Industries ADR                    547,596
                                                                   ------------
                  Total Israel                                          547,596
                                                                   ------------
                  ITALY: 0.52%
  26,900          Banca Fideuram S.p.A.                                 167,303
                                                                   ------------
                  Total Italy                                           167,303
                                                                   ------------
                  JAPAN: 9.81%
   1,400          Drake Beam Morin Japan, Inc.                           44,393
   3,700          FamilyMart                                             89,536
   3,160          Fancl Corp.                                           116,021
   7,000          Honda Motor Co. Ltd.                                  283,879
   5,000          Ito-Yokado Co. Ltd.                                   250,334
 139,000          Kawasaki Steel Corp.                                  180,941
   1,200          Mabuchi Motor Co. Ltd.                                118,258
  13,000          Nomura Holdings, Inc.                                 190,921
  18,000          NSK Ltd.                                               74,800
     110          NTT DoCoMo, Inc.                                      270,778
   4,800          Otsuka Kagu Ltd.                                      184,246
  14,000          Sekisui House Ltd.                                    102,921
  10,000          Sony Corp.                                            528,204
   2,300          Takefuji Corp.                                        159,872
  19,000          Toto Ltd.                                              88,785
   9,900          Toyota Motor Corp.                                    262,700
  13,000          Yamato Transport Co. Ltd.                             237,024
                                                                   ------------
                  Total Japan                                         3,183,613
                                                                   ------------
                  NETHERLANDS: 2.72%
   9,729    @     ASML Holding NV                                       153,718
  14,812          Koninklijke Philips Electronics NV                    412,726
   5,700          Royal Dutch Petroleum Co.                             316,867
                                                                   ------------
                  Total Netherlands                                     883,311
                                                                   ------------
                  NEW ZEALAND: 0.52%
  70,000          Telecom Corp. of New Zealand Ltd.                     167,978
                                                                   ------------
                  Total New Zealand                                     167,978
                                                                   ------------
                  RUSSIA: 0.21%
     500          YUKOS ADR                                              69,500
                                                                   ------------
                  Total Russia                                           69,500
                                                                   ------------
                  SOUTH AFRICA: 0.48%
  13,800          Gold Fields Ltd. ADR                                  154,836
                                                                   ------------
                  Total South Africa                                    154,836
                                                                   ------------
                  SPAIN: 1.94%
   8,207          Banco Popular Espanol                                 362,155
   9,100    @     Sogecable SA                                          172,751
  11,458    @     Telefonica SA                                          95,995
                                                                   ------------
                  Total Spain                                           630,901
                                                                   ------------
                  SWEDEN: 0.59%
  23,325          Swedish Match AB                                      192,419
                                                                   ------------
                  Total Sweden                                          192,419
                                                                   ------------
                  SWITZERLAND: 4.36%
   3,000    @     Converium Holding AG                                  154,666
     220          Givaudan                                               88,496
     850          Nestle SA                                             197,741
   5,965          Novartis AG                                           261,739
   5,880          Roche Holding AG                                      443,484
   5,360          UBS AG                                                268,970
                                                                   ------------
                  Total Switzerland                                   1,415,096
                                                                   ------------
                  TAIWAN: 1.12%
  49,400   @,A    United Microelectronics Corp. ADR                     363,090
                                                                   ------------
                  Total Taiwan                                          363,090
                                                                   ------------
                  UNITED KINGDOM: 9.27%
  20,400          Amvescap PLC                                          166,256
     500          Amvescap PLC ADR                                        8,225
   8,860          Barclays PLC                                           74,571
  47,200          BP PLC                                                396,545
  19,675    @     British Sky Broadcasting PLC                          188,697
  33,360          Cadbury Schweppes PLC                                 250,005
  11,770          Diageo PLC                                            152,903
  14,800          Imperial Tobacco Group PLC                            240,782
  30,200          London Stock Exchange PLC                             189,485
  17,000          Pearson PLC                                           169,133
  23,600          Provident Financial PLC                               248,650
  23,540          Reed Elsevier PLC                                     223,790
   6,825          Rio Tinto PLC                                         125,189
   5,650          Royal Bank of Scotland Group PLC                      160,236
  10,700          United Business Media PLC                              70,969
 251,447          Vodafone Group PLC                                    345,054
                                                                   ------------
                  Total United Kingdom                                3,010,490
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
Worldwide
Growth
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------

                       UNITED STATES: 42.20%
     2,800             3M Co.                                      $    344,400
     6,700             American Express Co                              243,344
     5,800      @      AOL Time Warner, Inc.                             85,318
    16,300      @      Applied Materials, Inc.                          310,026
     8,200             AT&T Corp.                                        87,740
     2,000      @      Autozone, Inc.                                   154,600
     3,400             Baker Hughes, Inc.                               113,186
     5,500             Bank of America Corp.                            386,980
    10,600      @      Bed Bath & Beyond, Inc.                          400,044
    12,800      @      Boston Scientific Corp.                          375,296
     5,300             Capital One Financial Corp.                      323,565
    29,800      @      Cisco Systems, Inc.                              415,710
     7,600      @      Clear Channel Communications, Inc.               243,352
    10,000      @      Concord EFS, Inc.                                301,400
    12,100      @      Dell Computer Corp.                              316,294
     1,300     @,A     eBay, Inc.                                        80,106
     5,600      @      EMC Corp.-Mass.                                   42,280
     2,800      @      Emulex Corp.                                      63,028
     9,600             Ford Motor Co.                                   153,600
    30,100             Gap, Inc. (The)                                  427,420
     3,200             General Dynamics Corp.                           340,320
     3,700             General Motors Corp.                             197,765
     3,300             HCA, Inc.                                        156,750
     3,800             Intel Corp.                                       69,426
     5,100             International Business Machines Corp.            367,200
     5,200      @      Intuit, Inc.                                     258,544
    15,400             JC Penney Co, Inc.                               339,108
     2,300      @      Kla-Tencor Corp.                                 101,177
     4,200      @      Kohl's Corp.                                     294,336
     4,000      @      Lexmark Intl., Inc.                              217,600
     5,100             Lockheed Martin Corp.                            354,450
     7,200             Merrill Lynch & Co., Inc.                        291,600
    16,700      @      Micron Technology, Inc.                          337,674
     8,800      @      Microsoft Corp.                                  481,360
    15,400             Motorola, Inc.                                   222,068
     3,000             Newmont Mining Corp.                              78,990
     1,900             Northrop Grumman Corp.                           237,500
     7,700      @      Novellus Systems, Inc.                           261,800
    11,500      @      Oracle Corp.                                     108,905
     4,100             Pfizer, Inc.                                     143,500
     6,900      @      Prudential Financial, Inc.                       230,184
     3,800             Raytheon Co.                                     154,850
     2,300             Schlumberger Ltd.                                106,950
     5,700             Sears Roebuck and Co.                            309,510
     3,500      @      Tenet Healthcare Corp.                           250,425
    10,000     @,A     Teradyne, Inc.                                   235,000
    10,700             Texas Instruments, Inc.                          253,590
     8,200      @      Univision Communications, Inc.                   257,480
    13,300             US Bancorp                                       310,555
     8,500      @      Viacom, Inc.                                     377,145
     5,300      @      Weatherford Intl. Ltd                            228,960
     5,300      @      Wellpoint Health Networks                        412,393
     6,100             Wells Fargo & Co.                                305,366
     2,600             Weyerhaeuser Co.                                 166,010
    12,700      @      Yum! Brands, Inc.                                371,475
                                                                   ------------
                       Total United States                           13,697,655
                                                                   ------------
                       Total Common Stock (Cost $30,891,927)         29,853,087
                                                                   ------------
PREFERRED STOCK: 0.55%
                       GERMANY: 0.55%
     2,590             Henkel KGaA                                      177,677
                                                                   ------------
                       Total Germany                                    177,677
                                                                   ------------
                       Total Preferred Stock (Cost $167,888)            177,677
                                                                   ------------
                       Total Long-Term Investments
                         (Cost $31,059,815)                          30,030,764
                                                                   ------------

Principal
 Amount                                                                Value
 ------                                                                -----
SHORT-TERM INVESTMENTS: 10.77%
               U.S. Government Obligations: 10.77%
$1,500,000     FHLB Discount Note 1.896%, due 07/01/02             $  1,500,000
 2,000,000     U.S. Treasury Bill 1.741%, due 08/08/02                1,996,602
                                                                   ------------
               Total U.S. Government Obligations                      3,496,602
                                                                   ------------
               Total Short-Term Investments
                 (Cost $3,496,602)                                    3,496,602
                                                                   ------------
               Total Investments in Securities
                 (Cost $34,556,417)*                   103.29%     $ 33,527,366
               Other Assets and Liabilities-Net         -3.29%       (1,067,015)
                                                       ------      ------------
               Net Assets                              100.00%     $ 32,460,351
                                                       ======      ============

@    Non-income producing security
ADR  American Depository Receipt
A Loaned security, a portion or all of the security is on loan at June 30, 2002.
* Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:
               Gross Unrealized Appreciation                        $ 1,151,684
               Gross Unrealized Depreciation                         (2,180,735)
                                                                    -----------
               Net Unrealized Depreciation                          $(1,029,051)
                                                                    ===========

                 See Accompanying Notes to Financial Statements

ING VP
Worldwide
Growth
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
                                                                     Percentage
Industry                                                           of Net Assets
--------                                                           -------------
Advertising                                                              0.22%
Aerospace/Defense                                                        3.35%
Agriculture                                                              1.33%
Airlines                                                                 0.72%
Apparel                                                                  0.18%
Auto Manufacturers                                                       3.03%
Auto Parts & Equipment                                                   0.70%
Banks                                                                   10.33%
Beverages                                                                0.47%
Building Materials                                                       0.60%
Chemicals                                                                0.27%
Commercial Services                                                      1.07%
Computers                                                                2.91%
Cosmetics/Personal Care                                                  0.36%
Diversified Financial Services                                           7.13%
Electronics                                                              1.64%
Food                                                                     1.38%
Forest Products & Paper                                                  0.51%
Hand/Machine Tools                                                       0.58%
Healthcare-Products                                                      1.16%
Healthcare-Services                                                      2.52%
Home Builders                                                            0.32%
Home Furnishings                                                         1.63%
Household Products/Wares                                                 0.55%
Housewares                                                               0.27%
Insurance                                                                3.11%
Internet                                                                 0.25%
Iron/Steel                                                               0.56%
Media                                                                    5.99%
Metal Fabricate/Hardware                                                 0.23%
Mining                                                                   1.63%
Miscellaneous Manufacturing                                              1.40%
Oil & Gas                                                                4.28%
Oil & Gas Services                                                       1.38%
Pharmaceuticals                                                          5.72%
Retail                                                                   8.69%
Semiconductors                                                           6.62%
Software                                                                 2.61%
Sovereign                                                               10.77%
Telecommunications                                                       6.09%
Transportation                                                           0.73%
Other Assets and Liabilities, Net                                       (3.29)%
                                                                       ------
Net Assets                                                             100.00%
                                                                       ======

                 See Accompanying Notes to Financial Statements

                         SHAREHOLDER MEETING (Unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders of the ING Retail Funds (formerly Pilgrim Retails funds) and Variable Products held February 21, 2002, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

                                        SHARES VOTED                     TOTAL
                           SHARES        AGAINST OR       SHARES        SHARES
                         VOTED FOR        WITHHELD      ABSTAINED        VOTED
                         ---------        --------      ---------        -----
ING VP WORLDWIDE GROWTH PORTFOLIO (FORMERLY PILGRIM VIT WORLDWIDE GROWTH FUND)

1. To elect twelve (12) members of the Boards of Directors/Trustees to hold office until the election and qualification of their successors.

 Paul S. Doherty         3,022,168         73,580             --       3,095,748
 J. Michael Earley       3,022,168         73,580             --       3,095,748
 R. Barbara Gitenstein   3,022,735         73,282             --       3,096,017
 Walter H. May           3,022,168         73,580             --       3,095,748
 Thomas J. McInerney     3,021,763         74,255             --       3,096,018
 Jock Patton             3,021,813         74,205             --       3,095,748
 David W.C. Putnam       3,022,168         73,580             --       3,095,748
 Blaine E. Rieke         3,022,168         73,580             --       3,095,748
 Robert C. Salipante     3,022,168         73,580             --       3,095,748
 John G. Turner          3,022,168         73,580             --       3,095,748
 Roger B. Vincent        3,019,947         76,070             --       3,096,017
 Richard A. Wedemeyer    3,022,168         73,580             --       3,095,748

2. To approve amendments to Articles of Incorporation or Declarations of Trust, as the case may be, for some of the Funds to permit the Boards to determine the number of Directors/Trustees to the Funds.

                         2,938,311         52,605        105,102       3,096,018

3.   To confirm KPMG as current independent auditors of certain Funds.

                         2,942,528         15,993        137,497       3,096,018

4. Such other business as may properly come before the Special Meeting or any adjournment(s) or postponement(s) thereof.

                         2,918,841         33,092        144,085       3,096,018

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors/Trustees. Information pertaining to the Directors/Trustees and Officers of the Portfolio is set forth below:

                                                                                                NUMBER OF
                                                                                                PORFOLIOS
                                                                                                 IN FUND
                                               TERM OF                                           COMPLEX
                                              OFFICE AND                 PRINCIPAL               OVERSEEN            OTHER
                                 POSITION(S)  LENGTH OF                OCCUPATION(S)                BY           DIRECTORSHIPS
       NAME, ADDRESS              HELD WITH     TIME                     DURING THE             DIRECTOR/           HELD BY
          AND AGE                   FUND       SERVED                 PAST FIVE YEARS            TRUSTEE        DIRECTOR/TRUSTEE
          -------                   ----       ------                 ---------------            -------        ----------------
Independent Directors/Trustees:

Paul S. Doherty                  Director/   10-29-99      Retired. Mr. Doherty was formerly       106    Mr. Doherty is a Trustee
7337 E. Doubletree Ranch Rd.     Trustee     to Present    President and Partner, Doherty,                of the GCG Trust (February
Scottsdale, AZ 85258                                       Wallace, Pillsbury and Murphy,                 2002 to present).
Age: 67                                                    P.C.,Attorneys (1996 to 2001); a
                                                           Director of Tambrands, Inc. (1993
                                                           to 1998); and a Trustee of each of
                                                           the funds managed by Northstar
                                                           Investment Management Corporation
                                                           (1993 to 1999).

J. Michael Earley                Director/    2-22-02      President and Chief Executive           106    Mr. Earley is a Trustee
7337 E. Doubletree Ranch Rd.     Trustee      to Present   Officer of Bankers Trust Company,              of the GCG Trust (1997 to
Scottsdale, AZ 85258                                       N.A. (1992 to present).                        present).
Age: 56

R. Barbara Gitenstein            Director/    2-22-02      President of the College of New         106    Dr. Gitenstein is a
7337 E. Doubletree Ranch Rd.     Trustee      to Present   Jersey (1999 to present); Executive            Trustee of the GCG Trust
Scottsdale, AZ 85258                                       Vice President and Provost at Drake            (1997 to present).
Age: 53                                                    University (1992 to 1998).

Walter H. May                    Director/   10-29-99      Retired. Mr. May was formerly           106    Mr. May is a Trustee for
7337 E. Doubletree Ranch Rd.     Trustee     to Present    Managing Director and Director of              the Best Prep Charity
Scottsdale, AZ 85258                                       Marketing for Piper Jaffray, Inc.              (1991 to present) and the
Age: 65                                                    (an investment banking/underwriting            GCG Trust (February 2002
                                                           firm). Mr. May was formerly a                  to present).
                                                           Trustee of each of the funds
                                                           managed by Northstar Investment
                                                           Management Corporation (1996 to
                                                           1999).

Jock Patton                      Director/   8-28-95       Private Investor. Mr. Patton was        106    Mr. Patton is a Trustee of
7337 E. Doubletree Ranch Rd.     Trustee     to Present    formerly Director and Chief                    the GCG Trust (February
Scottsdale, AZ 85258                                       Executive Officer of Rainbow                   2002 to present); He is
Age: 56                                                    Multimedia Group, Inc. (January                also Director of Hypercom,
                                                           1999 to December 2001); Director               Inc.and JDA Software
                                                           of Stuart Entertainment, Inc.;                 Group, Inc. (January 1999
                                                           Directory of Artisoft, Inc. (1994 to           to present); National
                                                           1998); President and co-owner of               Airlines, Inc.; and BG
                                                           StockVal, Inc. (November 1992 to               Associates, Inc.
                                                           June 1997) and a Partner and
                                                           Director of the law firm of Streich
                                                           Lang, P.A. (1972 to 1993).

David W.C. Putnam                Director/   10-29-99      President and Director of F.L.          106    Mr. Putnam is a Trustee
7337 E. Doubletree Ranch Rd.     Trustee     to Present    Putnam Securities Company, Inc.                of GCG Trust (February
Scottsdale, AZ 85258                                       and its affiliates. Mr. Putnam is              2002 to present);
Age: 62                                                    also President, Secretary and                  Director of F.L. Putnam
                                                           Trustee of The Principled Equity               Securities Company, Inc.
                                                           Market Fund. Mr. Putnam was formerly           (June 1978 to present);
                                                           a Director/Trustee of Trust Realty             F.L. Putnam Investment
                                                           Corp., Anchor Investment Trust,                Management Company
                                                           Bow Ridge Mining Co., and each of              (December 2001 to
                                                           the funds managed by Northstar                 present); Asian American
                                                           Investment Management                          Bank and Trust Company
                                                           Corporation (1994 to 1999).                    (June 1992 to present);
                                                                                                          and Notre Dame Health
                                                                                                          Care Center (1991 to
                                                                                                          present). He is also a
                                                                                                          Trustee of The Principled
                                                                                                          Equity Market Fund
                                                                                                          (November 1996 to
                                                                                                          present); Progressive
                                                                                                          Capital Accumulation
                                                                                                          Trust (August 1998 to
                                                                                                          present); Anchor
                                                                                                          International Bond Trust
                                                                                                          (December 2000 to
                                                                                                          present); F.L. Putnam
                                                                                                          Foundation (December 2000
                                                                                                          to present); Mercy
                                                                                                          Endowment Foundation
                                                                                                          (1995 to present); and an
                                                                                                          Honorary Trustee of Mercy
                                                                                                          Hospital (1973

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                                PORFOLIOS
                                                                                                 IN FUND
                                               TERM OF                                           COMPLEX
                                              OFFICE AND                 PRINCIPAL               OVERSEEN            OTHER
                                 POSITION(S)  LENGTH OF                OCCUPATION(S)                BY           DIRECTORSHIPS
       NAME, ADDRESS              HELD WITH     TIME                     DURING THE             DIRECTOR/           HELD BY
          AND AGE                   FUND       SERVED                 PAST FIVE YEARS            TRUSTEE        DIRECTOR/TRUSTEE
          -------                   ----       ------                 ---------------            -------        ----------------
Blaine E. Rieke                  Director/   2-26-01 to    General Partner of Huntington           106    Mr. Rieke is a Director/
7337 E. Doubletree Ranch Rd.     Trustee     Present       Partners, an investment partnership            Trustee of the Morgan
Scottsdale, AZ 85258                                       (1997 to present). Mr. Rieke was               Chase Trust Co. (January
Age: 68                                                    formerly Chairman and Chief                    1998 to present) and the
                                                           Executive Officer of Firstar Trust             GCG Trust (February 20
                                                           Company (1973 to 1996). Mr. Rieke              present).
                                                           was formerly the Chairman of the
                                                           Board and a Trustee of each of the
                                                           funds managed by ING Investment
                                                           Management Co. LLC. (1998 to
                                                           2001).

Roger B. Vincent                 Director/   2-22-02 to    President of Springwell                 106    Mr. Vincent is a Trustee
7337 E. Doubletree Ranch Rd.     Trustee     Present       Corporation, a corporate advisory              of the GCG Trust (1994 to
Scottsdale, AZ 85258                                       firm (1989 to present). Mr. Vincent            present) and a Director
Age: 56                                                    was formerly a Director of Tatham              of AmeriGas Propane, Inc.
                                                           Offshore, Inc. (1996 to 2000) and              (1998 to present).
                                                           Petrolane, Inc. (1993 to 1995).

Richard A. Wedemeyer             Director/   2-26-01 to    Vice President -- Finance and           106    Mr. Wedemeyer is a Trustee
7337 E. Doubletree Ranch Rd.     Trustee     Present       Administration -- of the Channel               of Touchstone Consulting
Scottsdale, AZ 85258                                       Corporation, an importer of                    Group (1997 to present)
Age: 65                                                    specialty alloy aluminum products              and the GCG Trust
                                                           (1996 to present). Mr. Wedemeyer               (February 2002 to present
                                                           was formerly Vice President --
                                                           Finance and Administration -- of
                                                           Performance Advantage, Inc., a
                                                           provider of training and
                                                           consultation services (1992 to 1996),
                                                           and Vice President -- Operations
                                                           and Administration of Jim Henson
                                                           Productions (1979 to 1997). Mr.
                                                           Wedemeyer was a Trustee of each
                                                           of the funds managed by ING
                                                           Investment Management Co. LLC.
                                                           (1998 to 2001).

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                                                PORFOLIOS
                                                                                                 IN FUND
                                               TERM OF                                           COMPLEX
                                              OFFICE AND                 PRINCIPAL               OVERSEEN            OTHER
                                 POSITION(S)  LENGTH OF                OCCUPATION(S)                BY           DIRECTORSHIPS
       NAME, ADDRESS              HELD WITH     TIME                     DURING THE             DIRECTOR/           HELD BY
          AND AGE                   FUND       SERVED                 PAST FIVE YEARS            TRUSTEE        DIRECTOR/TRUSTEE
          -------                   ----       ------                 ---------------            -------        ----------------
Interested Directors:

R. Glenn Hilliard(1)             Director/   2-26-02 to    Chairman and CEO of ING Americas        106    Mr. Hilliard is a Trustee
ING Americas                     Trustee     Present       and a member of its Americas                   of the GCC Trust
5780 Powers Ferry Road, NW                                 Executive Committee (1999 to                   (February 2002 to
Atlanta, GA 30327                                          present). Mr. Hilliard was formerly            present). Mr. Hilliard
Age: 59                                                    Chairman and CEO of ING North                  also serves as a member
                                                           America, encompassing the U.S.,                of the Board of Directors
                                                           Mexico and Canada regions (1994 to             of the Clemson University
                                                           1999).                                         Foundation, the Board of
                                                                                                          Councilors for the Carter
                                                                                                          Center, a Trustee of the
                                                                                                          Woodruff Arts Center and
                                                                                                          also on the Board of
                                                                                                          Directors for the High
                                                                                                          Museum of Art.

Thomas J. McInerey(2)            Director/   2-26-01 to    Chief Executive Officer, ING U.S.       156    Mr. McInerney serves as a
7337 E. Doubletree Ranch Rd.     Trustee     Present       Financial Services (October 2001 to            Director/Trustee of
Scottsdale, AZ 85258                                       present); President, Chief                     Aeltus Investment
Age: 45                                                    Executive Officer, and Director of             Management, Inc. (1997 to
                                                           Northern Life Insurance Company                present); each of the
                                                           (2001 to present); and President               Aetna Funds (April 2002
                                                           and Director of Aetna Life                     to present); Ameribest
                                                           Insurance and Annuity Company (1997            Life Insurance Co. (2001
                                                           to present), Aetna Retirement                  to present); Equitable
                                                           Holdings, Inc. (1997 to present),              Life Insurance Co. (2001
                                                           Aetna Investment Adviser Holding               to present); First
                                                           Co. (2000 to present), and Aetna               Columbine Life Insurance
                                                           Retail Holding Company (2000 to                Co. (2001 to present);
                                                           present). Mr. McInerney was                    Golden American Life
                                                           formerly General Manager and Chief             Insurance Co. (2001 to
                                                           Executive Officer of ING Worksite              present); Life Insurance
                                                           Division (since December 2000 to               Company of Georgia (2001
                                                           October 2001); President of Aetna              to present); Midwestern
                                                           Financial Services (August 1997 to             United Life Insurance Co.
                                                           December 2000); Head of National               (2001 to present);
                                                           Accounts and Core Sales and                    ReliaStar Life Insurance
                                                           Marketing for Aetna U.S. Healthcare            Co. (2001 to present);
                                                           (April 1996 to March 1997); Head of            Security Life of Denver
                                                           Corporate Strategies for Aetna Inc.            (2001 to present);
                                                           (July 1995 to April 1996); and has             Security Connecticut Life
                                                           held a variety of line and                     Insurance Co. (2001 to
                                                           corporate staff positions since                present); Southland Life
                                                           1978.                                          Insurance Co. (2001 to
                                                                                                          present); USG Annuity and
                                                                                                          Life Company (2001 to
                                                                                                          present); United Life and
                                                                                                          Annuity Insurance Co. Inc
                                                                                                          (2001 to present); and
                                                                                                          the GCG Trust (February
                                                                                                          2002 to present). Mr.
                                                                                                          McInerney is a member of
                                                                                                          the Board of the National
                                                                                                          Commission on Retirement
                                                                                                          Policy, the Governor's
                                                                                                          Council on Economic
                                                                                                          Competitiveness and
                                                                                                          Technology of
                                                                                                          Connecticut, the Board of
                                                                                                          Directors of the
                                                                                                          Connecticut Business and
                                                                                                          Industry Association, the
                                                                                                          Board of Trustees of the
                                                                                                          Bushnell, the Board for
                                                                                                          the Connecticut Forum,
                                                                                                          and the Board of the
                                                                                                          Metro Hartford Chamber of
                                                                                                          Commerce, and is Chairman
                                                                                                          of Concerned Citizens for
                                                                                                          Effective Government.

John G. Turner(3)                Chairman    10-29-99 to   President, Turner Investment            106    Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.     and         Present       Company (since January 2002). Mr.              member of the Board of
Scottsdale, AZ 85258             Director/                 Turner was formerly Vice Chairman              the GCG Trust. Mr. Turner
Age: 62                          Trustee                   of ING Americas (2000 to 2001);                also serves as a Director
                                                           Chairman and Chief Executive                   of the Hormel Foods
                                                           Officer of ReliaStar Financial                 Corporation (May 2000 to
                                                           Corp. and ReliaStar Life Insurance             present), Shopko Stores,
                                                           Company (1993 to 2000); Chairman of            Inc. (August 1999 to
                                                           ReliaStar United Services Life                 present), and M.A.
                                                           Insurance Company (1995 to 1998);              Mortenson Co. (March 2002
                                                           Chairman of ReliaStar Life                     to present)
                                                           Insurance Company of New York (1995
                                                           to 2001); Chairman of Northern Life
                                                           Insurance Company (1992 to 2000);
                                                           Chairman and Director/Trustee Mr.
                                                           Turner serves as a member of of the
                                                           Board of the GCG Trust. Mr. the
                                                           Turner also serves as a Director of
                                                           Northstar the Hormel Foods
                                                           Corporation (May affiliated 2000 to
                                                           present), Shopko Stores, investment
                                                           Inc. (August 1999 to present), and
                                                           companies M.A. Mortenson Co. (March
                                                           2002 to (1993 present) to 2001) and
                                                           Director, Northstar Investment
                                                           Management Corporation and its
                                                           affiliates (1993 to 1999).

(1) Mr. Hilliard is an "interested person", as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

(3) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


                                                                                               PRINCIPAL
                                                        TERM OF OFFICE                       OCCUPATION(S)
         NAME, ADDRESS              POSITION(S)         AND LENGTH OF                          DURING THE
            AND AGE                HELD WITH FUND        TIME SERVED                        PAST FIVE YEARS
            -------                --------------        -----------                        ---------------
Officers:

James M. Hennessy              President, Chief      March 2002 to       President and Chief Executive Officer of ING
7337 E. Doubletree Ranch Rd.   Executive Officer,    Present (for the    Capital Corporation, LLC, ING Funds Services, LLC,
Scottsdale, AZ 85258           and Chief             ING Funds)          ING Advisors, Inc., ING Investments, LLC, Lexington
Age: 52                        Operating Officer                         Funds Distributor, Inc., Express America T.C. Inc.
                                                                         and EAMC Liquidation Corp. (since December
                               President, Chief      February 2001 to    2001); Executive Vice President and Chief
                               Executive Officer,    March 2002 (for     Operating Officer of ING Quantitative
                               and Chief             the Pilgrim Funds)  Management, Inc. (since October 2001) and ING
                               Operating Officer                         Funds Distributor, Inc. (since June 2000). Formerly,
                                                                         Senior Executive Vice President (June 2000 to
                               Chief Operating       July 2000 to        December 2000) and Secretary (April 1995 to
                               Officer               February 2001       December 2000) of ING Capital Corporation, LLC,
                                                     (for the Pilgrim    ING Funds Services, LLC, ING Investments, LLC, ING
                                                     Funds)              Advisors, Inc., Express America T.C. Inc., and EAMC
                                                                         Liquidation Corp.; and Executive Vice President,
                                                                         ING Capital Corporation, LLC and its affiliates
                                                                         (May 1998 to June 2000) and Senior Vice
                                                                         President, ING Capital Corporation, LLC and its
                                                                         affiliates (April 1995 to April 1998).

Stanley D. Vyner               Executive Vice        March 2002 to       Executive Vice President of ING Advisors, Inc. and
7337 E. Doubletree Ranch Rd.   President             Present (for the    ING Investments, LLC (since July 2000) and Chief
Scottsdale, Arizona 85258                            ING Funds)          Investment Officer of the International Portfolios,
Age: 51                                                                  ING Investments, LLC (since July 1996). Formerly,
                                                                         President and Chief Executive Officer of ING
                               Executive Vice        July 1996 to        Investments, LLC (August 1996 to August 2000).
                               President             March 2002 (for
                                                     the international
                                                     portfolios of the
                                                     Pilgrim Funds)

Mary Lisanti                   Executive Vice        March 2002 to       Executive Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.   President             Present (for the    and ING Advisors, Inc. (since November 1999) and
Scottsdale, AZ 85258                                 ING Funds)          of ING Quantitative Management, Inc. (since July
Age: 45                                                                  2000); Chief Investment Officer of the Domestic
                                                                         Equity Portfolios, ING Investments, LLC (since
                               Executive Vice        May 1998 to         1999). Formerly, Executive Vice President and
                               President             March 2002 (for     Chief Investment Officer for the Domestic Equity
                                                     the domestic        Portfolios of Northstar Investment Management
                                                     equity portfolios   Corporation, whose name changed to Pilgrim
                                                     of the Pilgrim      Advisors, Inc. and subsequently became part of
                                                     Funds)              ING Investments, LLC (May 1998 to October 1999);
                                                                         Portfolio Manager with Strong Capital
                                                                         Management (May 1996 to 1998); a Managing
                                                                         Director and Head of Small- and Mid-
                                                                         Capitalization Equity Strategies at Bankers Trust
                                                                         Corp. (1993 to 1996).

Michael J. Roland              Executive Vice        March 2002 to       Executive Vice President, Chief Financial Officer
7337 E. Doubletree Ranch Rd.   President,            Present (for the    and Treasurer of ING Funds Services, LLC, ING
Scottsdale, AZ 85258           Assistant             ING Funds)          Funds Distributor, Inc., ING Advisors, Inc., ING
Age: 44                        Secretary and                             Investments, LLC, ING Quantitative Management,
                               Principal Financial                       Inc., Lexington Funds Distributor, Inc., Express
                               Officer                                   America T.C. Inc. and EAMC Liquidation Corp.
                                                                         (since December 2001). Formerly, Senior Vice
                               Senior Vice           June 1998 to        President, ING Funds Services, LLC, ING
                               President and         March 2002 (for     Investments, LLC, and ING Funds Distributor, Inc.
                               Principal Financial   the Pilgrim Funds)  (June 1998 to December 2001) and Chief Financial
                               Officer                                   Officer of Endeavor Group (April 1997 to June 1998).

Robert S. Naka                 Senior Vice           March 2002 to       Senior Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.   President and         Present (for the    ING Funds Services, LLC, ING Funds Distributor,
Scottsdale, AZ 85258           Assistant             ING Funds)          Inc., ING Advisors, Inc., ING Investments, LLC, ING
Age: 38                        Secretary                                 Quantitative Management, Inc. (since October
                                                                         2001) and Lexington Funds Distributor, Inc. (since
                               Senior Vice           November 1999       December 2001). Formerly, Vice President, ING
                               President and         to March 2002       Investments, LLC (April 1997 to October 1999), ING
                               Assistant             (for the Pilgrim    Funds Services, LLC (February 1997 to August
                               Secretary             Funds)              1999) and Assistant Vice President, ING Funds
                                                                         Services, LLC (August 1995 to February 1997).

                               Assistant             July 1994 to
                               Secretary             November 1999
                                                     (for the Pilgrim
                                                     Funds)





              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                     TERM OF OFFICE                         OCCUPATION(S)
         NAME, ADDRESS            POSITION(S)        AND LENGTH OF                           DURING THE
            AND AGE             HELD WITH FUND        TIME SERVED                          PAST FIVE YEARS
            -------             --------------        -----------                          ---------------
Robyn L. Ichilov               Vice President     March 2002 to         Vice President of ING Funds Services, LLC (since
7337 E. Doubletree Ranch Rd.   and Treasurer      Present (for the      October 2001) and ING Investments, LLC (since
Scottsdale, AZ 85258                              ING Funds)            August 1997); Accounting Manager, ING
Age: 34                                                                 Investments, LLC (since November 1995).
                               Vice President      May 1998 to
                               and Treasurer       March 2002 (for
                                                   the Pilgrim Funds)

                               Vice President      November 1997
                                                   to May 1998 (for
                                                   the Pilgrim Funds)

Kimberly A. Anderson           Vice President     March 2002 to         Vice President for ING Quantitative Management,
7337 E. Doubletree Ranch Rd.   and Secretary      Present (for the      Inc. (since October 2001); Vice President and
Scottsdale, AZ 85258                              ING Funds)            Assistant Secretary of ING Funds Services, LLC, ING
Age: 37                                                                 Funds Distributor, Inc., ING Advisors, Inc., ING
                                                  February 2001 to      Investments, LLC (since October 2001) and
                                                  March 2002 (for       Lexington Funds Distributor, Inc. (since December
                                                  the Pilgrim Funds)    2001). Formerly, Assistant Vice President of ING
                                                                        Funds Services, LLC (November 1999 to January 2001)
                                                                        and has held various other positions with ING Funds
                                                                        Services, LLC for more than the last five years.

Lourdes R. Bernal              Vice President     March 2002 to         Vice President of ING Investments, LLC (since
7337 E. Doubletree Ranch Rd.                      Present (for          January 2002). Prior to joining ING Investments,
Scottsdale, AZ 85258                              certain ING           LLC in 2002, Ms. Bernal was a Senior Manager in
Age: 32                                           Funds)                the Investment Management Practice,
                                                                        PricewaterhouseCoopers LLP (July 2000 to
                                                  February 2002 to      December 2001); Manager,
                                                  Present (for the      PricewaterhouseCoopers LLP (July 1998 to July
                                                  Pilgrim Funds)        2000); Manager, Coopers & Lybrand LLP (July 1996
                                                                        to June 1998); Senior Associate, Coopers & Lybrand LLP
                                                                        (July 1992 to June 1996); and Associate, Coopers &
                                                                        Lybrand LLP (August 1990 to June 1992).

Todd Modic                     Assistant Vice     March 2002 to         Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.   President          Present (for          Investments, LLC (since March 2001). Formerly,
Scottsdale, AZ 85258                              certain ING           Director of Financial Reporting, Axient
Age: 34                                           Funds)                Communications, Inc. (May 2000 to January 2001)
                                                                        and Director of Finance, Rural/Metro Corporation
                                                  August 2001 to       (March 1995 to May 2000).
                                                  March 2002 (for
                                                  the Pilgrim Funds)

Maria M. Anderson              Assistant Vice     March 2002 to         Assistant Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.   President          Present (for          (since October 2001). Formerly, Manager of Fund
Scottsdale, AZ 85258                              certain ING           Accounting and Fund Compliance, ING
Age: 43                                           Funds)                Investments, LLC (September 1999 to November
                                                                        2001); Section Manager of Fund Accounting, Stein
                                                  August 2001 to        Roe Mutual Funds (July 1998 to August 1999); and
                                                  March 2002 (for       Financial Reporting Analyst, Stein Roe Mutual
                                                  the Pilgrim Funds)    Funds (August 1997 to July 1998).

INVESTMENT MANAGER

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR

ING Funds Distributor, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-6368

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
99 High Street
Boston, MA 02110-2371

Prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Variable Annuities' Customer Service Desk at 1-800-366-0066. Please read the prospectus carefully before you invest or send money.

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 ING FUNDS                                                  VPWGSAR063002-081502